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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/07
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         1/28/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              32
                                        --------------------

Form 13F Information Table Value Total:      97,843,632
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 12/31/2007

(ITEM 1)                 (ITEM 2) (ITEM 3)   (ITEM 4)    (ITEM 5)    (ITEM 6)              (ITEM 7)          (ITEM 8)
                                                                     INVESTMENT DISCRETION          VOTING  AUTHORITY (SHARES)
                                                                     ----  ------  -----            ------  --------- --------
NAME                      TITLE               FAIR        SHARES OR                SHARED
OF                         OF        CUSIP    MARKET      PRINCIPAL  SOLE  SHARED  OTHER            SOLE      SHARED   NONE
ISSUER                    CLASS     NUMBER    VALUE       AMOUNT     (A)   (B)     (C)     MGR      (A)       (B)      (C)
----------------------   ------   ----------  ---------   ---------  ----- ------  -----   ---      -------   -------- -------
3M CO COM                COMMON   88579Y101   1,912,462      22,681   X                              14,064          0   8,617
A T & T INC (NEW)        COMMON   00206R102     261,246       6,286   X                               6,258          0      28
ABBOTT LABS              COMMON   002824100   3,379,904      60,194   X                              37,801          0  22,393
AFLAC INC COM            COMMON   001055102   5,085,994      81,207   X                              49,247          0  31,960
AMERICAN EXPRESS CO      COMMON   025816109   3,020,615      58,066   X                              37,313          0  20,753
AMERICAN INTL GROUP I    COMMON   026874107   3,216,409      55,170   X                              38,160          0  17,010
AUTOMATIC DATA PROCES    COMMON   053015103   2,584,699      58,044   X                              36,780          0  21,264
BECTON DICKINSON & CO    COMMON   075887109   3,294,139      39,413   X                              24,203          0  15,210
COCA COLA CO             COMMON   191216100   2,515,353      40,987   X                              26,141          0  14,846
COLGATE PALMOLIVE CO     COMMON   194162103   3,305,114      42,395   X                              26,611          0  15,784
CVS CORP COM             COMMON   126650100   2,262,501      56,918   X                              35,665          0  21,253
DAIMLERCHRYSLER AG OR    COMMON   D1668R123     267,573       2,798   X                               2,798          0       0
EXXON MOBIL CORP COM     COMMON   30231G102   3,546,522      37,854   X                              28,431          0   9,423
GENERAL ELEC CO          COMMON   369604103   5,120,098     138,120   X                              89,786          0  48,334
INTEL CORP COM           COMMON   458140100   4,739,278     177,767   X                             109,810          0  67,957
JOHNSON CTLS INC COM     COMMON   478366107   2,589,943      71,863   X                              43,411          0  28,452
JOHNSON & JOHNSON        COMMON   478160104   4,722,703      70,805   X                              42,230          0  28,575
LEGG MASON INC COM       COMMON   524901105   1,095,860      14,981   X                              10,473          0   4,508
LOWES COS INC COM        COMMON   548661107   1,853,392      81,936   X                              55,102          0  26,834
MCGRAW-HILL COMPANIES    COMMON   580645109   1,241,444      28,337   X                              20,789          0   7,548
MEDTRONIC INC COM        COMMON   585055106   4,363,637      86,804   X                              55,518          0  31,286
MICROSOFT                COMMON   594918104   6,305,085     177,109   X                             109,217          0  67,892
NOVARTIS AG SPONSORED    COMMON   66987V109   4,046,312      74,504   X                              46,603          0  27,901
PEPSICO INC              COMMON   713448108   4,267,414      56,224   X                              34,585          0  21,639
PROCTER & GAMBLE COMP    COMMON   742718109   4,679,822      63,740   X                              40,808          0  22,932
PRUDENTIAL FINL INC C    COMMON   744320102   1,878,329      20,188   X                              12,638          0   7,550
SPDR TR UNIT SER 1       COMMON   78462F103   3,161,791      21,625   X                               5,855          0  15,770
TARGET CORP COM          COMMON   87612E106   3,008,736      60,175   X                              37,623          0  22,552
UNITED PARCEL SVC INC    COMMON   911312106   2,137,936      30,231   X                              19,388          0  10,843
UNITED TECHNOLOGIES C    COMMON   913017109   3,942,652      51,511   X                              31,655          0  19,856
WAL MART STORES INC      COMMON   931142103   1,939,345      40,803   X                              24,967          0  15,836
WELLS FARGO & CO COM     COMMON   949746101   2,147,324      71,127   X                              47,901          0  23,226